Unaudited Pro Forma Condensed Combined Statement of Financial Position	Dec. 31, 2025 KRW (₩)
Current assets
Cash and cash equivalents	₩ 8,364,432
Short-term financial assets	21,560
Accounts receivable - trade, net	4,380,886
Short-term loans, net	3,427,400
Accounts receivable - other, net	536,134
Value added tax receivables	162,558
Other current asset	5,844,544
Contract assets	1,065,645
Current tax assets	45,228
Inventories, net	1,612,302
Other current financial assets	735,110
Total current assets	26,195,799
Long-term financial instruments	310,908
Long-term loans, net	191,023
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities	3,983,858
Investments in associates	587,278
Property and equipment including right-of-use assets	7,055,228
Intangible assets other than goodwill	17,178,097
Goodwill	60,617,031
Investment properties	2,023,317
Other non-current assets
Other non-current financial assets	2,180,055
Other non-current non-financial assets	4,393,482
Deferred tax assets	1,016,960
Total assets	125,733,036
Current liabilities
Trade and other payables	58,040,411
Other current financial liabilities	250,000
Current derivative liabilities	330,417
Warrants	528,772
Other current non-financial liabilities	1,936,895
Contract liabilities	1,252,195
Short-term borrowings	11,171,899
Current portion of long-term borrowings, net	2,200,000
Convertible notes	28,634,020
Current lease liabilities	1,702,300
Other current provisions	769,693
Current tax liabilities	1,634,666
Total current liabilities	108,451,268
Trade and other non-current payables	27,297,393
Long-term borrowings, excluding current portion, net	2,611,563
Other non-current financial liabilities	220,000
Other non-current non-financial liabilities	2,565
Non-current Contract liabilities	650,000
Defined benefit liabilities	1,257,693
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions	455,822
Non-current lease liabilities	6,268,969
Deferred tax liabilities	125,759
Total liabilities	147,341,032
Stockholders’ equity (deficit)
Share capital	9,077
Share premium	205,980,674
Accumulated other comprehensive loss	(4,447,032)
Other reserves	(53,073,717)
Accumulated deficit	(169,783,492)
Equity (deficit) attributable to owners of the Parent Company	(21,314,490)
Non-controlling interest	(293,506)
Total stockholders’ equity (deficit)	(21,607,996)
Total liabilities and stockholders’ equity (deficit)	125,733,036
Hansol Acquisition [Member]
Current assets
Cash and cash equivalents	2,295,359
Short-term financial assets	5,837
Accounts receivable - trade, net	11,294,244
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset	4,357,183
Contract assets	3,815,286
Current tax assets	46
Inventories, net	901,244
Other current financial assets
Total current assets	22,669,199
Long-term financial instruments
Long-term loans, net
Long-term other receivables	595,593
Financial assets at fair value through profit or loss	1,005,980
Long-term investment securities
Investments in associates
Property and equipment including right-of-use assets	2,266,306
Intangible assets other than goodwill	1,022,547
Goodwill	2,738,757
Investment properties
Other non-current assets	369,646
Other non-current financial assets
Other non-current non-financial assets
Deferred tax assets	2,282,216
Total assets	32,950,244
Current liabilities
Trade and other payables	9,725,482
Other current financial liabilities
Current derivative liabilities
Warrants
Other current non-financial liabilities	1,456,445
Contract liabilities	4,719,111
Short-term borrowings
Current portion of long-term borrowings, net
Convertible notes
Current lease liabilities	769,706
Other current provisions	432,507
Current tax liabilities	1,619
Total current liabilities	17,104,870
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Defined benefit liabilities	854,835
Provision for long-term employee benefits	176,138
Contract liabilities	861,164
Other non-current provisions	173,498
Non-current lease liabilities	272,137
Deferred tax liabilities
Total liabilities	19,442,642
Stockholders’ equity (deficit)
Share capital	6,939,761
Share premium
Accumulated other comprehensive loss
Other reserves	10,436,120
Accumulated deficit	(4,346,337)
Equity (deficit) attributable to owners of the Parent Company	13,029,544
Non-controlling interest	478,058
Total stockholders’ equity (deficit)	13,507,602
Total liabilities and stockholders’ equity (deficit)	32,950,244
Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	(11,999,970)
Short-term financial assets
Accounts receivable - trade, net
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset	(3,000,367)
Contract assets
Current tax assets
Inventories, net
Other current financial assets
Total current assets	(15,000,337)
Long-term financial instruments
Long-term loans, net
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities
Investments in associates	15,000,337
Property and equipment including right-of-use assets
Intangible assets other than goodwill	11,700,000
Goodwill	5,437,640
Investment properties
Other non-current assets
Other non-current financial assets
Other non-current non-financial assets
Deferred tax assets
Total assets	2,137,303
Current liabilities
Trade and other payables	45,000
Other current financial liabilities
Current derivative liabilities
Warrants
Other current non-financial liabilities
Contract liabilities
Short-term borrowings
Current portion of long-term borrowings, net
Convertible notes
Current lease liabilities
Other current provisions
Current tax liabilities
Total current liabilities	45,000
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions
Non-current lease liabilities
Deferred tax liabilities	2,574,000
Total liabilities	2,619,000
Stockholders’ equity (deficit)
Share capital	(6,939,761)
Share premium
Accumulated other comprehensive loss
Other reserves	(10,436,120)
Accumulated deficit	4,346,337
Equity (deficit) attributable to owners of the Parent Company	(13,074,544)
Non-controlling interest	12,592,847
Total stockholders’ equity (deficit)	(481,697)
Total liabilities and stockholders’ equity (deficit)	2,137,303
Bank Loan Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	4,728,200
Short-term financial assets
Accounts receivable - trade, net
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset
Contract assets
Current tax assets
Inventories, net
Total current assets	4,728,200
Long-term financial instruments
Long-term loans, net
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities
Investments in associates
Property and equipment including right-of-use assets
Intangible assets other than goodwill
Goodwill
Investment properties
Other non-current assets
Other non-current financial assets
Other non-current non-financial assets
Deferred tax assets
Total assets	4,728,200
Current liabilities
Trade and other payables
Other current financial liabilities
Current derivative liabilities
Warrants
Other current non-financial liabilities
Contract liabilities
Short-term borrowings	5,000,000
Current portion of long-term borrowings, net
Convertible notes
Current lease liabilities
Other current provisions
Current tax liabilities
Total current liabilities	5,000,000
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions
Non-current lease liabilities
Deferred tax liabilities
Total liabilities	5,000,000
Stockholders’ equity (deficit)
Share capital
Share premium
Accumulated other comprehensive loss
Other reserves
Accumulated deficit	(271,800)
Equity (deficit) attributable to owners of the Parent Company	(271,800)
Non-controlling interest
Total stockholders’ equity (deficit)	(271,800)
Total liabilities and stockholders’ equity (deficit)	4,728,200
Playverse Capital Contribution Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	2,500,000
Short-term financial assets
Accounts receivable - trade, net
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset
Contract assets
Current tax assets
Inventories, net
Other current financial assets
Total current assets	2,500,000
Long-term loans, net
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities
Investments in associates
Property and equipment including right-of-use assets
Intangible assets other than goodwill
Goodwill
Investment properties
Other non-current assets
Other non-current financial assets
Other non-current non-financial assets
Deferred tax assets
Total assets	2,500,000
Current liabilities
Trade and other payables
Other current financial liabilities
Current derivative liabilities
Warrants
Other current non-financial liabilities
Contract liabilities
Short-term borrowings
Current portion of long-term borrowings, net
Convertible notes
Current lease liabilities
Other current provisions
Current tax liabilities
Total current liabilities
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions
Non-current lease liabilities
Deferred tax liabilities
Total liabilities
Stockholders’ equity (deficit)
Share capital
Share premium
Accumulated other comprehensive loss
Other reserves	1,664,284
Accumulated deficit
Equity (deficit) attributable to owners of the Parent Company	1,664,284
Non-controlling interest	835,716
Total stockholders’ equity (deficit)	2,500,000
Total liabilities and stockholders’ equity (deficit)	2,500,000
Convertible Notes Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	1,366,025
Short-term financial assets
Accounts receivable - trade, net
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset
Contract assets
Current tax assets
Inventories, net
Other current financial assets
Total current assets	1,366,025
Long-term loans, net
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities
Investments in associates
Property and equipment including right-of-use assets
Intangible assets other than goodwill	(11,159,935)
Goodwill
Investment properties
Other non-current assets
Other non-current financial assets
Other non-current non-financial assets
Deferred tax assets
Total assets	(9,793,910)
Current liabilities
Convertible notes	(8,609,400)
Total current liabilities	(12,750,732)
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions
Non-current lease liabilities
Deferred tax liabilities
Total liabilities	(12,750,732)
Stockholders’ equity (deficit)
Share capital	972
Share premium	4,140,360
Accumulated other comprehensive loss
Other reserves
Accumulated deficit	(1,184,510)
Equity (deficit) attributable to owners of the Parent Company	2,956,822
Non-controlling interest
Total stockholders’ equity (deficit)	2,956,822
Total liabilities and stockholders’ equity (deficit)	(9,793,910)
Play Co Ltd Recission Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	(6,392,489)
Short-term financial assets	(27,397)
Accounts receivable - trade, net	(15,470,395)
Short-term loans, net	(2,512,400)
Accounts receivable - other, net	(444,795)
Value added tax receivables
Other current asset	(4,987,933)
Contract assets	(4,138,448)
Current tax assets	(66)
Inventories, net	(2,513,546)
Other current financial assets	(520,110)
Total current assets	(37,007,579)
Long-term financial instruments	(310,908)
Long-term loans, net	(50,000)
Long-term other receivables	(595,593)
Financial assets at fair value through profit or loss	(1,005,980)
Long-term investment securities	(850,572)
Investments in associates
Property and equipment including right-of-use assets	(8,794,928)
Intangible assets other than goodwill	(16,934,630)
Goodwill	(11,444,127)
Investment properties	(2,023,317)
Other non-current assets	(369,646)
Other non-current financial assets	(1,472,707)
Other non-current non-financial assets	(1,286,226)
Deferred tax assets	(3,114,265)
Total assets	(85,260,478)
Current liabilities
Trade and other payables	(20,399,014)
Other current financial liabilities	(250,000)
Current derivative liabilities
Warrants
Other current non-financial liabilities	(2,949,734)
Contract liabilities	(4,719,111)
Short-term borrowings	(8,264,000)
Current portion of long-term borrowings, net	(2,200,000)
Convertible notes
Current lease liabilities	(2,283,629)
Other current provisions	(1,201,070)
Current tax liabilities	(749,893)
Total current liabilities	(79,248,469)
Trade and other non-current payables	(27,297,393)
Long-term borrowings, excluding current portion, net	(2,508,608)
Other non-current financial liabilities	(220,000)
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities	(1,370,544)
Provision for long-term employee benefits	(176,138)
Contract liabilities	(861,164)
Other non-current provisions	(600,527)
Non-current lease liabilities	(6,420,516)
Deferred tax liabilities	(2,574,000)
Total liabilities	(121,277,359)
Stockholders’ equity (deficit)
Share capital
Share premium
Accumulated other comprehensive loss
Other reserves
Accumulated deficit	49,087,786
Equity (deficit) attributable to owners of the Parent Company	49,087,786
Non-controlling interest	(13,070,905)
Total stockholders’ equity (deficit)	36,016,881
Total liabilities and stockholders’ equity (deficit)	(85,260,478)
Solaire Partners Recission Transaction Adjustments [Member]
Current assets
Cash and cash equivalents	(49,313)
Short-term financial assets
Accounts receivable - trade, net	(73,201)
Short-term loans, net
Accounts receivable - other, net
Value added tax receivables
Other current asset	(3)
Contract assets	(517,517)
Current tax assets	(45,193)
Inventories, net
Other current financial assets
Total current assets	(685,227)
Long-term loans, net	(5,000)
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities	(623,000)
Investments in associates	(587,278)
Property and equipment including right-of-use assets	(152,459)
Intangible assets other than goodwill
Goodwill	(2,573,536)
Investment properties
Other non-current assets
Other non-current financial assets	(96,522)
Other non-current non-financial assets
Deferred tax assets
Total assets	(4,723,022)
Current liabilities
Trade and other payables	(1,791,719)
Other current financial liabilities
Current derivative liabilities
Warrants
Other current non-financial liabilities	(15,313)
Contract liabilities
Short-term borrowings	(3,525,187)
Current portion of long-term borrowings, net
Convertible notes
Current lease liabilities	(85,494)
Other current provisions
Current tax liabilities	(195,868)
Total current liabilities	(5,613,581)
Trade and other non-current payables
Long-term borrowings, excluding current portion, net
Other non-current financial liabilities
Other non-current non-financial liabilities
Non-current Contract liabilities
Defined benefit liabilities	(37,388)
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions	(23,734)
Non-current lease liabilities	(48,033)
Deferred tax liabilities
Total liabilities	(5,722,736)
Stockholders’ equity (deficit)
Share capital
Share premium
Accumulated other comprehensive loss
Other reserves	(1,680,427)
Accumulated deficit	2,680,050
Equity (deficit) attributable to owners of the Parent Company	999,623
Non-controlling interest	91
Total stockholders’ equity (deficit)	999,714
Total liabilities and stockholders’ equity (deficit)	(4,723,022)
Pro Forma Combined [Member]
Current assets
Cash and cash equivalents	812,244
Short-term financial assets
Accounts receivable - trade, net	131,534
Short-term loans, net	915,000
Accounts receivable - other, net	91,339
Value added tax receivables	162,558
Other current asset	2,213,424
Contract assets	224,966
Current tax assets	15
Inventories, net
Other current financial assets	215,000
Total current assets	4,766,080
Long-term financial instruments
Long-term loans, net	136,023
Long-term other receivables
Financial assets at fair value through profit or loss
Long-term investment securities	2,510,286
Investments in associates
Property and equipment including right-of-use assets	374,147
Intangible assets other than goodwill	1,806,079
Goodwill	54,775,765
Investment properties
Other non-current assets
Other non-current financial assets	610,826
Other non-current non-financial assets	3,107,256
Deferred tax assets	184,911
Total assets	68,271,373
Current liabilities
Trade and other payables	9,388,142
Other current financial liabilities
Current derivative liabilities	330,417
Warrants	528,772
Other current non-financial liabilities	428,293
Contract liabilities	1,252,195
Short-term borrowings	4,382,712
Current portion of long-term borrowings, net
Convertible notes	15,883,288
Current lease liabilities	102,883
Other current provisions	1,130
Current tax liabilities	690,524
Total current liabilities	32,988,356
Trade and other non-current payables
Long-term borrowings, excluding current portion, net	102,955
Other non-current financial liabilities
Other non-current non-financial liabilities	2,565
Non-current Contract liabilities	650,000
Defined benefit liabilities	704,596
Provision for long-term employee benefits
Contract liabilities
Other non-current provisions	5,059
Non-current lease liabilities	72,557
Deferred tax liabilities	125,759
Total liabilities	34,651,847
Stockholders’ equity (deficit)
Share capital	10,049
Share premium	210,121,034
Accumulated other comprehensive loss	(4,447,032)
Other reserves	(53,089,860)
Accumulated deficit	(119,516,966)
Equity (deficit) attributable to owners of the Parent Company	33,077,225
Non-controlling interest	542,301
Total stockholders’ equity (deficit)	33,619,526
Total liabilities and stockholders’ equity (deficit)	₩ 68,271,373